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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE        68130

(Address of principal executive offices) (Zip code)

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2015 - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2016 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

   (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

   (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: AdvisorOne Funds					Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2015 - June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1

2	The CLS Global Diversified Equity Fund, CLS Domestic Equity Fund, CLS International Equity Fund, CLS Global Aggressive Equity Fund and the CLS Enhanced Long/Short Fund did not receive nor vote proxies during the reporting period.

The Milestone Treasury Obligations Fund is a money market and therefore there are no proxy votes to report during the period.

Registrant: AdvisorOne Funds										Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period: July 1, 2015 - June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	1. Elect John T. Collins	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	2. Elect Maureen Lally-Green	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	3. Elect P. Jerome Richey	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	4. Elect G. Thomas Hough	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	5. Permit Involuntary Redemptions	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	6. Reorganizations and Dissolution or Redomicile of the Trust or a Fund	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	7. Future Amendments to Declaration of Trust	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	1. Elect John T. Collins	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	2. Elect Maureen Lally-Green	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	3. Elect P. Jerome Richey	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	4. Elect G. Thomas Hough	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	5. Permit Involuntary Redemptions	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	6. Reorganizations and Dissolution or Redomicile of the Trust or a Fund	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	7. Future Amendments to Declaration of Trust	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	1. Elect John T. Collins	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	2. Elect Maureen Lally-Green	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	3. Elect P. Jerome Richey	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	4. Elect G. Thomas Hough	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	5. Permit Involuntary Redemptions	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	6. Reorganizations and Dissolution or Redomicile of the Trust or a Fund	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	7. Future Amendments to Declaration of Trust	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	1. Elect John T. Collins	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	2. Elect Maureen Lally-Green	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	3. Elect P. Jerome Richey	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	4. Elect G. Thomas Hough	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	5. Permit Involuntary Redemptions	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	6. Reorganizations and Dissolution or Redomicile of the Trust or a Fund	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
	Money Market Obligations Trust	GOIXX	60934N625	Special ; 8/12/2015	7. Future Amendments to Declaration of Trust	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
2	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	1. Elect Elizabeth S. Acton	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	2. Elect John M. Engler	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	3. Elect Albert R. Gamper, Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	4. Elect Robert F. Gartland	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	5. Elect Abigail P. Johnson	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	6. Elect Arthur E. Johnson	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	7. Elect Michael E. Kenneally	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	8. Elect James H. Keyes	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	9. Elect Marie L. Knowles	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Fidelity Covington Trust	FTYXX	316188309	Special ; 2/12/2016	10. Elect Geoffrey A. Von Kuhn	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
3	GreenHaven Commodity Services, LLC	GCC	395258106	Consent ; 12/17/2015	1. Substitution Related to Managing Owner	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	GreenHaven Commodity Services, LLC	GCC	395258106	Consent ; 12/17/2015	2. Waiver of Advance Notice Provision	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
4	PCM Fund Inc	PCM	72202D106	Annual ; 4/29/2016	1. Elect Deborah A. DeCotis	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	PCM Fund Inc	PCM	72202D106	Annual ; 4/29/2016	2. Elect John C. Maney	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
5	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	1. Elect Walter W. Bettinger II	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	2. Elect Marie A. Chandoha	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	3. Elect Joseph R. Martinetto	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	4. Elect Robert W. Burns	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	5. Elect John F. Cogan	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	6. Elect Stephen T. Kochis	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	7. Elect David L. Mahoney	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	8. Elect Kiran M. Patel	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	9. Elect Kimberly S. Patmore	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	10. Elect Charles A. Ruffel	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	11. Elect Gerald B. Smith	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524870	Special ; 12/11/2015	12. Elect Joseph H. Wender	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	1. Elect Walter W. Bettinger II	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	2. Elect Marie A. Chandoha	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	3. Elect Joseph R. Martinetto	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	4. Elect Robert W. Burns	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	5. Elect John F. Cogan	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	6. Elect Stephen T. Kochis	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	7. Elect David L. Mahoney	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	8. Elect Kiran M. Patel	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	9. Elect Kimberly S. Patmore	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	10. Elect Charles A. Ruffel	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	11. Elect Gerald B. Smith	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
	Schwab Strategic Trust	SCHB	808524805	Special ; 12/11/2015	12. Elect Joseph H. Wender	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Global Growth
6	Templeton Global Income Fund Inc	GIM	880198106	Annual ; 3/1/2016	1. Elect Frank J. Crothers	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Templeton Global Income Fund Inc	GIM	880198106	Annual ; 3/1/2016	2. Elect Larry D. Thompson	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Templeton Global Income Fund Inc	GIM	880198106	Annual ; 3/1/2016	3. Elect Rupert H. Johnson, Jr.	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Templeton Global Income Fund Inc	GIM	880198106	Annual ; 3/1/2016	4. Elect Gregory E. Johnson	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
	Templeton Global Income Fund Inc	GIM	880198106	Annual ; 3/1/2016	5. Ratification of Auditor	MGMT	Y	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             ADVISORONE FUNDS

By (Signature and Title)*   /s/ Ryan Beach

Ryan Beach, President

Date: August 12, 2016

* Print the name and title of each signing officer under his or her signature.